GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS

U.S. GOVERNMENT AGENCY DEBENTURES -- 21.3%

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
   6.45%, 4/29/09                            $  2,000      $  1,866,560
Federal Home Loan Mortgage Corp.,
   6.625%, 9/15/09(1)                          69,000        67,037,640
Federal National Mortgage Assn.,
   6.25%, 5/15/29                               5,000         4,450,000
-----------------------------------------------------------------------
Total U.S. Government Agency Debentures
   (identified cost, $75,002,800)                          $ 73,354,200
-----------------------------------------------------------------------
MORTGAGE PASS-THROUGHS -- 90.5%

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
   5.00%, with various maturities to
   2003                                      $    114      $    111,221
   5.25%, with various maturities to
   2005                                            55            53,700
   5.50%, with various maturities to
   2011                                           244           237,712
   6.00%, with various maturities to
   2022                                           940           922,401
   6.25%, with various maturities to
   2013                                           234           230,181
   6.50%, with various maturities to
   2022                                         9,467         9,331,794
   6.75%, with various maturities to
   2008                                           225           223,230
   7.00%, with various maturities to
   2019                                         4,913         4,894,838
   7.25%, with maturity at 2003                   438           438,792
   7.50%, with various maturities to
   2020                                         8,058         8,093,419
   7.75%, with various maturities to
   2018                                         1,661         1,669,046
   8.00%, with various maturities to
   2026                                        34,237        34,701,574
   8.25%, with various maturities to
   2017                                        12,644        12,883,193
   8.50%, with various maturities to
   2018                                        15,299        15,692,166
   8.75%, with various maturities to
   2016                                         9,331         9,573,512
   9.00%, with various maturities to
   2020                                        13,795        14,226,503
   9.25%, with various maturities to
   2010                                         4,344         4,514,066
   9.50%, with various maturities to
   2016                                         5,346         5,588,426
   9.75%, with maturity at 2011                   629           654,710
   10.00%, with various maturities to
   2017                                            99           104,054
   11.00%, with various maturities to
   2019                                         2,787         3,007,431
   11.50%, with maturity at 2015                  396           434,540
   12.00%, with various maturities to
   2019                                         1,159         1,281,206
   12.25%, with various maturities to
   2019                                         1,221         1,359,001
   12.50%, with various maturities to
   2019                                         8,916        10,006,754
   12.75%, with various maturities to
   2015                                           430           481,106
   13.00%, with various maturities to
   2019                                         2,636         2,986,754
   13.25%, with various maturities to
   2019                                           197           224,759
   13.50%, with various maturities to
   2015                                         2,282         2,578,080
   14.00%, with various maturities to
   2016                                         1,100         1,266,059
                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
   14.50%, with various maturities to
   2014                                      $    126      $    145,302
   14.75%, with maturity at 2010                  395           453,738
   15.00%, with various maturities to
   2013                                           487           572,941
   15.25%, with maturity at 2012                   88           104,990
   15.50%, with various maturities to
   2012                                            80            94,299
   16.00%, with maturity at 2012                   53            63,112
   16.25%, with various maturities to
   2012                                           101           120,781
-----------------------------------------------------------------------
                                                           $149,325,391
-----------------------------------------------------------------------
Federal National Mortgage Assn.:
   0.25%, with maturity at 2014              $     57      $     47,116
   3.50%, with maturity at 2007                    50            47,530
   5.00%, with various maturities to
   2017                                           188           179,726
   5.25%, with maturity at 2006                    93            89,019
   5.50%, with various maturities to
   2006                                            89            86,698
   5.75%, with maturity at 2003                    25            25,142
   6.00%, with various maturities to
   2010                                           654           635,712
   6.25%, with various maturities to
   2007                                           175           173,025
   6.50%, with various maturities to
   2017                                           444           436,646
   6.75%, with various maturities to
   2007                                           223           221,737
   7.00%, with various maturities to
   2018                                         1,471         1,463,420
   7.25%, with various maturities to
   2017                                           906           906,333
   7.50%, with various maturities to
   2020                                         5,799         5,836,478
   7.75%, with various maturities to
   2008                                           617           622,682
   8.00%, with various maturities to
   2022                                        26,881        27,285,739
   8.25%, with various maturities to
   2025                                        11,658        11,901,133
   8.50%, with various maturities to
   2026                                        14,112        14,459,273
   8.75%, with various maturities to
   2017                                           678           697,282
   9.00%, with various maturities to
   2022                                        17,974        18,664,902
   9.25%, with various maturities to
   2016                                         2,135         2,226,565
   9.50%, with various maturities to
   2016                                         4,240         4,465,688
   9.75%, with maturity at 2019                   217           229,932
   10.00%, with maturity at 2020                2,152         2,278,090
   11.00%, with various maturities to
   2020                                         2,005         2,181,514
   11.50%, with various maturities to
   2016                                         2,711         2,981,860
   11.75%, with various maturities to
   2015                                           870           959,438
   12.00%, with various maturities to
   2020                                         7,421         8,242,265
   12.25%, with various maturities to
   2015                                         1,578         1,764,958
   12.50%, with various maturities to
   2021                                         6,262         7,016,501
   12.75%, with various maturities to
   2014                                           782           876,296
   13.00%, with various maturities to
   2027                                         6,959         7,856,138
   13.25%, with various maturities to
   2015                                         1,145         1,302,572
   13.50%, with various maturities to
   2015                                         3,763         4,318,401
   13.75%, with various maturities to
   2014                                           101           115,348
   14.00%, with various maturities to
   2014                                           257           297,820
   14.25%, with maturity at 2014                   99           116,054
   14.50%, with various maturities to
   2014                                           154           180,199

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
   14.75%, with maturity at 2012             $  2,188      $  2,559,147
   15.00%, with various maturities to
   2013                                         2,409         2,860,295
   15.50%, with maturity at 2012                  434           516,589
   15.75%, with maturity at 2011                   15            17,624
   16.00%, with maturity at 2012                  150           180,132
-----------------------------------------------------------------------
                                                           $137,323,019
-----------------------------------------------------------------------
Government National Mortgage Assn.:
   7.25%, with various maturities to
   2022                                      $  2,246      $  2,252,838
   7.50%, with maturity at 2017                   517           524,038
   8.00%, with various maturities to
   2017                                         6,708         6,835,423
   8.25%, with maturity at 2008                   258           264,460
   8.50%, with various maturities to
   2018                                         1,264         1,301,509
   9.00%, with maturity at 2011                   256           267,780
   11.50%, with maturity at 2013                  123           135,409
   12.00%, with various maturities to
   2015                                         1,797         2,002,696
   12.50%, with various maturities to
   2019                                         8,537         9,607,288
   13.00%, with various maturities to
   2014                                           667           756,951
   13.50%, with various maturities to
   2012                                           142           161,686
   14.00%, with maturity at 2015                   34            39,234
   14.50%, with various maturities to
   2014                                           133           156,480
   15.00%, with various maturities to
   2013                                           397           469,562
   16.00%, with various maturities to
   2012                                           184           221,674
-----------------------------------------------------------------------
                                                           $ 24,997,028
-----------------------------------------------------------------------
Collateralized Mortgage Obligations:
   Federal Home Loan Mortgage Corp.
      Series B Class 3 100% FHLMC PC
      Collateral, 12.50%, due 2013           $     75      $     80,678
   Salomon Brothers Mortgage Securities
      II, Inc., Series 1984-3, Class Z,
      11.50%, due 2015                            650           661,659
-----------------------------------------------------------------------
                                                           $    742,337
-----------------------------------------------------------------------
Total Mortgage Pass-Throughs
   (identified cost $318,962,393)                          $312,387,775
-----------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 1.8%

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------

U.S. Treasury Bond, 7.125%, 2/15/23(2)       $  6,000      $  6,246,540
-----------------------------------------------------------------------
Total U.S. Treasury Obligations
   (identified cost, $6,328,125)                           $  6,246,540
-----------------------------------------------------------------------
Total Investments -- 113.6%
   (identified cost $400,293,318)                          $391,988,515
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (13.6)%                  $(46,788,567)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $345,199,948
-----------------------------------------------------------------------

 (1)  A portion of this security is on loan at December 31, 1999.
 (2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 1999
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $400,293,318)        $391,988,515
Receivable for investments sold              1,208,688
Interest receivable                          4,317,394
Receivable for daily variation margin on
   open financial futures contracts            103,117
------------------------------------------------------
TOTAL ASSETS                              $397,617,714
------------------------------------------------------
Liabilities
------------------------------------------------------
Collateral for securities loaned          $ 51,499,801
Demand note payable                            800,000
Payable to affiliate for Trustees' fees          7,105
Due to bank                                     27,173
Accrued expenses                                83,687
------------------------------------------------------
TOTAL LIABILITIES                         $ 52,417,766
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $345,199,948
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $353,212,742
Net unrealized depreciation (computed on
   the basis of identified cost)            (8,012,794)
------------------------------------------------------
TOTAL                                     $345,199,948
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999
Investment Income
------------------------------------------------------
Interest                                  $ 31,663,415
Security lending income                      1,958,871
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 33,622,286
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  2,923,359
Trustees' fees and expenses                     22,087
Custodian fee                                  206,414
Legal and accounting services                   43,321
Interest expense                                78,858
Miscellaneous                                   18,847
------------------------------------------------------
TOTAL EXPENSES                            $  3,292,886
------------------------------------------------------

NET INVESTMENT INCOME                     $ 30,329,400
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(11,686,488)
   Financial futures contracts                 495,365
------------------------------------------------------
NET REALIZED LOSS                         $(11,191,123)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(15,808,377)
   Financial futures contracts                 241,597
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(15,566,780)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(26,757,903)
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  3,571,497
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 1999  DECEMBER 31, 1998
------------------------------------------------------------------------------
From operations --
   Net investment income                  $      30,329,400  $      34,090,075
   Net realized gain (loss)                     (11,191,123)         4,112,519
   Net change in unrealized appreciation
      (depreciation)                            (15,566,780)       (12,945,586)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $       3,571,497  $      25,257,008
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      96,382,421  $     187,817,118
   Withdrawals                                 (175,764,765)      (225,170,325)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     (79,382,344) $     (37,353,207)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                $     (75,810,847) $     (12,096,199)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $     421,010,795  $     433,106,994
------------------------------------------------------------------------------
AT END OF YEAR                            $     345,199,948  $     421,010,795
------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS

                                          YEAR ENDED
Increase (Decrease) in Cash               DECEMBER 31, 1999
-----------------------------------------------------------
Cash Flows From (Used For) Operating
   Activities --
   Purchase of investments                $    (108,535,923)
   Proceeds from sales of investments
      and principal repayments                  191,983,780
   Interest received, including net
      securities lending income                  33,438,073
   Interest paid                                    (90,207)
   Operating expenses paid                       (3,203,022)
   Financial futures contracts
      transactions                                  389,113
   Increase in unrealized gain/loss from
      futures transactions                          241,597
   Net repayments for securities lending        (26,869,349)
-----------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES        $      87,354,062
-----------------------------------------------------------
Cash Flows From (Used For) Financing
   Activities --
   Proceeds from capital contributions    $      96,382,421
   Payments for capital withdrawals            (175,764,765)
   Demand note payable                           (7,999,000)
-----------------------------------------------------------
NET CASH USED FOR FINANCING ACTIVITIES    $     (87,381,344)
-----------------------------------------------------------

NET DECREASE IN CASH                      $         (27,282)
-----------------------------------------------------------

CASH AT BEGINNING OF YEAR                 $             109
-----------------------------------------------------------

CASH AT END OF YEAR                       $         (27,173)
-----------------------------------------------------------

Reconciliation of Net Increase in Net Assets
From Operations to Net Cash From
Operating Activities
-----------------------------------------------------------
Net increase in net assets from
   operations                             $       3,571,497
Decrease in receivable for investments
   sold                                             573,883
Increase in interest receivable                      (3,512)
Increase in variation margin                       (106,252)
Decrease in payable to affiliate                     (6,795)
Increase in accrued expenses                          6,452
Decrease in collateral for securities
   loaned                                       (26,869,349)
Net decrease in investments                     110,188,138
-----------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES        $      87,354,062
-----------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       YEAR ENDED DECEMBER 31,
                                  ------------------------------------------------------------------
                                     1999          1998          1997          1996          1995
----------------------------------------------------------------------------------------------------
Ratios to average daily net assets
----------------------------------------------------------------------------------------------------
Operating expenses                     0.83%         0.82%         0.83%         0.82%         0.82%
Interest expense                       0.02%         0.07%           --            --            --
Net investment income                  7.79%         7.85%         7.95%         7.88%         7.82%
Portfolio Turnover                       18%           48%           20%           11%           19%
----------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $345,200      $421,011      $433,107      $455,523      $521,789
----------------------------------------------------------------------------------------------------

 Certain prior year ratios have been restated to conform to current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Government Obligations Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end investment company which was organized as a trust under the laws of the State of New York in 1992. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Mortgage backed, pass-through securities are valued using an independent matrix pricing system applied by the adviser which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Debt securities (other than mortgage backed, pass-through securities) are normally valued at the mean between the latest available bid and asked prices for securities for which the over-the-counter market is the primary market. Debt securities may also be valued on the basis of valuations furnished by a pricing service. Options are valued at last sale price on a U.S. exchange or board of trade or, in the absence of a sale, at the mean between the last bid and asked price. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations having remaining maturities of less than 60 days are valued at amortized cost, which approximates value.

 B Income -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes.

 C Gains and Losses From Security Transactions -- For book purposes, gains or losses are not recognized until disposition. For federal tax purposes, the Portfolio has elected, under Section 1092 of the Internal Revenue Code, to utilize mixed straddle accounting for certain designated classes of activities involving options and financial futures contracts in determining recognized gains or losses. Under this method, Section 1256 positions (financial futures contracts and options on investments or financial futures contracts) and non-Section 1256 positions (bonds, etc.) are marked-to market on a daily basis resulting in the recognition of taxable gains or losses on a daily basis. Such gains or losses are categorized as short-term or long-term based on aggregation rules provided in the Code.

 D Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investors distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolios understanding of the applicable countries tax rules and rates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Trust. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Trust maintains with IBT. All significant credit balances used to reduce the Trust's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 1999, $3,461 credit balances were used to reduce the Portfolio's custodian fee.

 F Written Options -- Upon the writing of a call or a put option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

 G Purchased Options -- Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. For tax purposes, the Portfolio's options are generally subject to the mixed straddle rules described in Note 1C, and unrealized gains or losses are recognized on a daily basis.

 H Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit an amount (initial margin) either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Portfolio.

   If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. For tax purposes, such futures contracts are generally subject to the mixed straddle rules described in Note 1C, and unrealized gains or losses are recognized on a daily basis.

 I Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

 J Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Purchases and Sales of Investments
-------------------------------------------
   Purchases, sales and paydowns of investments, other than short-term obligations, aggregated $108,535,923, $79,838,343 and $111,571,554, respectively.

3 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 0.0625% (0.75% per annum) of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the year ended December 31, 1999, the fee was equivalent to 0.75% of the Portfolio's average net assets for such period and amounted to $2,923,359. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 1999, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

4 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   and funds at the end of each quarter. The average daily loan balance for the year ended December 31, 1999 was $959,701 and the average interest rate was 8.22%. As of December 31, 1999, $800,000 was outstanding.

5 Securities Lending Agreement
-------------------------------------------
   The Portfolio has established a securities lending agreement with brokers in which the Portfolio lends portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Under the agreement, the Portfolio continues to earn interest on the securities loaned. Collateral received is generally cash, and the Portfolio invests the cash and receives any interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio offsets a portion of the interest income received and amounted to $3,335,673 for the year ended December 31, 1999. At December 31, 1999, the value of the securities loaned and the value of the collateral amounted to approximately $51,000,000 and $51,500,000, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

6 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 1999 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $399,985,745
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,189,191
    Gross unrealized depreciation               (9,186,421)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (7,997,230)
    ------------------------------------------------------

7 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 1999 is as follows:

                                   FUTURES CONTRACTS
    -------------------------------------------------------------------------------
    EXPIRATION                                                       NET UNREALIZED
    DATE(S)      CONTRACTS                                 POSITION  APPRECIATION
    -------------------------------------------------------------------------------
    3/00         330 US Treasury Five Year Note Futures    Short     $      292,009

   At December 31, 1999, the Portfolio had sufficient cash and/or securities to cover margin requirements on any open futures contracts.

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 1999

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF GOVERNMENT OBLIGATIONS PORTFOLIO
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations, of changes in net assets and of cash flows and supplementary data present fairly, in all material respects, the financial position of Government Obligations Portfolio (the "Portfolio") at December 31, 1999, and the results of its operations, the changes in its net assets, its cash flows and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 9, 2000

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF DECEMBER 31, 1999

INVESTMENT MANAGEMENT

GOVERNMENT OBLIGATIONS PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Susan Schiff
Vice President and
Portfolio Manager

Mark S. Venezia
Vice President

James L. OConnor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant